UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-02278

Value Line Premier Growth Fund, Inc.
(Exact name of registrant as specified in charter)

7 Times Square, New York, NY 10036

Mitchell E. Appel
(Name and address of agent for service)

Registrant’s telephone number, including area code:  212-907-1900

Date of fiscal year end: December 31

Date of reporting period: March 31, 2013

Item 1: Schedule of Investments.
A copy of Schedule of Investments for the period ended 3/31/13 is included with this Form.

Value Line Premier Growth Fund, Inc.

Schedule of Investments (unaudited)	March 31, 2013

Shares		Value
COMMON STOCKS (94.6%)

	CONSUMER DISCRETIONARY (10.7%)
8,400	AutoZone, Inc. *	$3,332,868
28,000	BorgWarner, Inc. *	2,165,520
40,000	Brinker International, Inc.	1,506,000
10,500	Buckle, Inc. (The) (1)	489,825
37,000	Darden Restaurants, Inc.	1,912,160
30,000	Dick’s Sporting Goods, Inc.	1,419,000
34,000	Domino’s Pizza, Inc.	1,748,960
23,000	Genuine Parts Co.	1,794,000
15,200	Gildan Activewear, Inc.	606,632
27,000	HSN, Inc.	1,481,220
27,000	Johnson Controls, Inc.	946,890
9,600	Life Time Fitness, Inc. *	410,688
112,000	LKQ Corp. *	2,437,120
24,000	McDonald’s Corp.	2,392,560
23,000	NIKE, Inc. Class B	1,357,230
18,000	O’Reilly Automotive, Inc. *	1,845,900
13,000	Penn National Gaming, Inc. *	707,590
22,828	PVH Corp.	2,438,259
10,000	Signet Jewelers Ltd.	670,000
32,000	Starbucks Corp.	1,822,720
68,600	TJX Companies, Inc. (The)	3,207,050
5,400	VF Corp.	905,850
13,000	Vitamin Shoppe, Inc. *	635,050
6,000	Wynn Resorts Ltd.	750,960
34,000	Yum! Brands, Inc.	2,445,960
		39,430,012
	CONSUMER STAPLES (10.4%)
71,000	BRF - Brasil Foods S.A. ADR	1,569,810
17,000	British American Tobacco PLC ADR (1)	1,819,850
21,300	Brown-Forman Corp. Class B	1,520,820
24,000	Bunge Ltd.	1,771,920
48,400	Church & Dwight Co., Inc.	3,128,092
16,800	Coca-Cola Femsa, SAB de C.V. ADR (1)	2,751,336
130,000	Companhia de Bebidas das Americas ADR	5,502,900
14,000	Costco Wholesale Corp.	1,485,540
22,400	Energizer Holdings, Inc.	2,233,952
59,875	Flowers Foods, Inc.	1,972,282
20,000	Fomento Economico Mexicano SAB de C.V. ADR	2,270,000
64,000	General Mills, Inc.	3,155,840
33,000	Green Mountain Coffee Roasters, Inc. * (1)	1,873,080
32,000	Harris Teeter Supermarkets, Inc.	1,366,720
43,000	Hormel Foods Corp.	1,776,760
29,000	PepsiCo, Inc.	2,294,190
22,000	Reynolds American, Inc.	978,780
9,000	Whole Foods Market, Inc.	780,750
		38,252,622
	ENERGY (4.4%)
12,000	Cameron International Corp. *	782,400
8,600	CNOOC Ltd. ADR	1,646,900
14,600	Core Laboratories N.V.	2,013,632
17,000	Enbridge, Inc. (1)	791,180

Shares		Value
24,000	EQT Corp.	$1,626,000
70,000	FMC Technologies, Inc. *	3,807,300
22,200	Noble Energy, Inc.	2,567,652
22,000	Tenaris S.A. ADR (1)	897,160
26,000	TransCanada Corp. (1)	1,245,140
24,000	Ultrapar Participacoes S.A. ADR	609,120
		15,986,484
	FINANCIALS (10.9%)
8,000	ACE Ltd.	711,760
21,000	Affiliated Managers Group, Inc. *	3,224,970
20,600	AFLAC, Inc.	1,071,612
36,000	American Tower Corp. REIT	2,769,120
45,000	Arch Capital Group Ltd. *	2,365,650
8,151	Banco de Chile ADR (1)	772,878
35,000	Bancolombia S.A. ADR	2,213,750
13,300	Bank of Montreal	837,235
22,100	Bank of Nova Scotia	1,287,767
7,700	BlackRock, Inc.	1,977,976
16,000	BRE Properties, Inc. REIT	778,880
11,400	Camden Property Trust REIT	782,952
8,200	Canadian Imperial Bank of Commerce (1)	643,126
27,000	Digital Realty Trust, Inc. (1)	1,806,570
11,600	Equity Lifestyle Properties, Inc. REIT	890,880
9,400	Essex Property Trust, Inc. REIT	1,415,452
17,000	HCP, Inc. REIT	847,620
75,500	HDFC Bank Ltd. ADR	2,825,210
71,376	Itau Unibanco Holding S.A. ADR	1,270,493
20,000	M&T Bank Corp. (1)	2,063,200
10,000	PartnerRe Ltd.	931,100
9,000	Portfolio Recovery Associates, Inc. *	1,142,280
30,000	ProAssurance Corp.	1,419,900
26,000	Royal Bank of Canada	1,567,800
17,000	Stifel Financial Corp. *	589,390
21,000	T. Rowe Price Group, Inc.	1,572,270
8,000	Taubman Centers, Inc. REIT	621,280
7,400	Toronto-Dominion Bank (The)	616,198
30,000	Wells Fargo & Co.	1,109,700
		40,127,019
	HEALTH CARE (11.6%)
47,000	Alexion Pharmaceuticals, Inc. *	4,330,580
17,200	Allergan, Inc.	1,920,036
16,000	Bayer AG ADR (1)	1,656,800
14,500	Becton, Dickinson & Co.	1,386,345
1,300	Bio-Rad Laboratories, Inc. Class A *	163,800
14,800	Bio-Reference Laboratories, Inc. * (1)	384,504
15,000	C.R. Bard, Inc.	1,511,700
56,000	Catamaran Corp. *	2,969,680
31,000	Cerner Corp. *	2,937,250
6,000	DaVita HealthCare Partners, Inc. *	711,540
6,000	DENTSPLY International, Inc.	254,520
26,000	Edwards Lifesciences Corp. *	2,136,160
46,000	Express Scripts Holding Co. *	2,651,900
34,800	Fresenius Medical Care AG & Co. KGaA ADR (1)	1,178,328

1

Value Line Premier Growth Fund, Inc.

March 31, 2013

Shares		Value
38,800	Henry Schein, Inc. *	$3,590,940
44,400	HMS Holdings Corp. *	1,205,460
24,000	IDEXX Laboratories, Inc. *	2,217,360
5,000	Intuitive Surgical, Inc. *	2,455,950
13,400	Mettler-Toledo International, Inc. *	2,857,148
3,100	MWI Veterinary Supply, Inc. *	410,006
17,800	Novo Nordisk A/S ADR	2,874,700
12,500	Owens & Minor, Inc.	407,000
23,000	Teva Pharmaceutical Industries Ltd. ADR	912,640
17,000	Thermo Fisher Scientific, Inc.	1,300,330
8,000	Volcano Corp. *	178,080
		42,602,757
	INDUSTRIALS (24.6%)
85,000	ABB Ltd. ADR * (1)	1,934,600
24,300	Acuity Brands, Inc.	1,685,205
96,750	AMETEK, Inc.	4,195,080
39,200	AZZ, Inc.	1,889,440
15,000	C.H. Robinson Worldwide, Inc.	891,900
22,900	Canadian National Railway Co.	2,296,870
24,000	Chicago Bridge & Iron Co. N.V.	1,490,400
35,000	CLARCOR, Inc.	1,833,300
10,000	Clean Harbors, Inc. *	580,900
49,000	Danaher Corp.	3,045,350
56,000	Donaldson Co., Inc.	2,026,640
45,200	Eaton Corp. PLC	2,768,500
37,000	EnerSys *	1,686,460
14,800	Equifax, Inc.	852,332
18,000	Esterline Technologies Corp. *	1,362,600
22,000	Fastenal Co.	1,129,700
15,000	FedEx Corp.	1,473,000
3,000	Flowserve Corp.	503,130
6,000	Graco, Inc.	348,180
23,250	HEICO Corp.	1,009,282
40,250	IDEX Corp.	2,150,155
17,600	IHS, Inc. Class A *	1,843,072
21,776	Iron Mountain, Inc.	790,687
33,000	J.B. Hunt Transport Services, Inc.	2,457,840
21,000	Kansas City Southern	2,328,900
33,200	Kirby Corp. *	2,549,760
5,000	L-3 Communications Holdings, Inc.	404,600
29,100	Latam Airlines Group S.A. ADR (1)	632,634
26,000	Lincoln Electric Holdings, Inc.	1,408,680
20,000	Norfolk Southern Corp.	1,541,600
30,000	Parker Hannifin Corp.	2,747,400
17,800	Precision Castparts Corp.	3,375,236
43,500	Republic Services, Inc.	1,435,500
11,000	Rockwell Collins, Inc.	694,320
54,000	Rollins, Inc.	1,325,700
36,000	Roper Industries, Inc.	4,583,160
50,700	Rush Enterprises, Inc. Class A *	1,222,884
2,000	Snap-on, Inc.	165,400
37,600	Stericycle, Inc. *	3,992,368
15,000	Teledyne Technologies, Inc. *	1,176,600
66,000	Toro Co. (The)	3,038,640
16,700	Towers Watson & Co. Class A	1,157,644
25,000	Union Pacific Corp.	3,560,250

Shares		Value
31,000	United Technologies Corp.	$2,896,330
10,700	Valmont Industries, Inc.	1,682,789
12,600	W.W. Grainger, Inc.	2,834,748
21,400	Wabtec Corp.	2,185,154
66,200	Waste Connections, Inc.	2,381,876
24,000	Woodward Inc.	954,240
		90,521,036
	INFORMATION TECHNOLOGY (9.2%)
25,000	Accenture PLC Class A	1,899,250
19,400	Alliance Data Systems Corp. *	3,140,666
30,800	Amphenol Corp. Class A	2,299,220
9,700	Anixter International, Inc.	678,224
60,000	ANSYS, Inc. *	4,885,200
2,800	Canon, Inc. ADR (1)	102,732
42,000	Cognizant Technology Solutions Corp. Class A *	3,217,620
16,000	Equinix, Inc. *	3,460,960
10,600	MasterCard, Inc. Class A	5,735,978
34,200	MICROS Systems, Inc. *	1,556,442
3,000	NCR Corp. *	82,680
20,000	Salesforce.com, Inc. *	3,576,600
56,000	Trimble Navigation Ltd. *	1,677,760
20,300	WEX, Inc. *	1,593,550
		33,906,882
	MATERIALS (8.5%)
16,000	Agrium, Inc. (1)	1,560,000
15,000	Air Products & Chemicals, Inc.	1,306,800
8,000	Airgas, Inc.	793,280
3,600	Albemarle Corp.	225,072
30,700	AptarGroup, Inc.	1,760,645
20,000	Ball Corp.	951,600
14,000	BASF SE ADR (1)	1,229,200
4,000	CF Industries Holdings, Inc.	761,480
4,000	Compass Minerals International, Inc.	315,600
22,000	Crown Holdings, Inc. *	915,420
20,000	Cytec Industries, Inc.	1,481,600
38,000	Ecolab, Inc.	3,046,840
24,000	FMC Corp.	1,368,720
9,000	NewMarket Corp.	2,343,240
31,000	Praxair, Inc.	3,457,740
24,000	Rockwood Holdings, Inc.	1,570,560
20,200	Scotts Miracle-Gro Co. (The) Class A	873,448
8,000	Sherwin-Williams Co. (The)	1,351,120
30,000	Sigma-Aldrich Corp.	2,330,400
12,800	Syngenta AG ADR	1,072,000
39,000	Valspar Corp. (The)	2,427,750
		31,142,515
	TELECOMMUNICATION SERVICES (1.7%)
40,000	Crown Castle International Corp. *	2,785,600
3,000	Rogers Communications, Inc. Class B	153,180
43,000	SBA Communications Corp. Class A *	3,096,860
		6,035,640

2

Value Line Premier Growth Fund, Inc.

Schedule of Investments (unaudited)

Shares		Value
	UTILITIES (2.6%)
55,200	Cia de Saneamento Basico do Estado de Sao Paulo ADR *	$2,634,696
20,000	ITC Holdings Corp.	1,785,200
32,000	ONEOK, Inc.	1,525,440
52,000	Questar Corp.	1,265,160
14,000	Sempra Energy	1,119,160
26,800	Wisconsin Energy Corp.	1,149,452
		9,479,108
	TOTAL COMMON STOCKS (Cost $177,179,760) (94.6%)	347,484,075

Principal Amount		Value
SHORT-TERM INVESTMENTS (10.1%)
	REPURCHASE AGREEMENTS (4.9%)
$18,100,000	With Morgan Stanley, 0.15%, dated 03/28/13, due 04/01/13, delivery value $18,100,302 (collateralized by $18,140,000 U.S. Treasury Notes 1.000% due 03/31/17, with a value of $18,463,614)	$18,100,000

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES ON LOAN (5.2%)
	JOINT REPURCHASE AGREEMENTS (5.2%)
4,786,113	Joint Repurchase Agreement with Morgan Stanley, 0.17%, dated 03/28/13, due 04/01/13, delivery value $4,786,203 (collateralized by $4,881,847 U.S. Treasury Note 2.500% due 03/31/15, with a value of $4,825,082)	4,786,113
8,727,617	Joint Repurchase Agreement with Barclays, 0.15%, dated 03/28/13, due 04/01/13, delivery value $8,727,763 (collateralized by $8,902,174 U.S. Treasury Note 0.500% due 07/31/17, with a value of $8,895,258)	8,727,617

Principal Amount		Value
$5,630,721	Joint Repurchase Agreement with Credit Suisse First Boston, 0.18%, dated 03/28/13, due 04/01/13, delivery value $5,630,833 (collateralized by $5,743,477 U.S. Treasury Note 0.625% due 09/30/17, with a value of $5,725,856)	$5,630,721
		19,144,451

	TOTAL INVESTMENTS OF CASH COLLATERAL FOR SECURITIES ON LOAN (Cost $19,144,451) (5.2%)	19,144,451

	TOTAL SHORT-TERM INVESTMENTS (Cost $37,244,451) (10.1%)	37,244,451

	TOTAL INVESTMENT SECURITIES (104.7%) (Cost $214,424,211)	384,728,526

EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (-4.7%)		(17,285,093)

NET ASSETS (2) (100%)		$367,443,433

NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER OUTSTANDING SHARE ($367,443,433 ÷ 11,697,496 shares outstanding)		$31.41

*	Non-income producing.
(1)	A portion or all of the security was held on loan. As of March 31, 2013, the market value of the securities on loan was $17,988,410.
(2)
For federal income tax purposes, the aggregate cost was $214,424,211, aggregate gross unrealized appreciation was $170,647,958, aggregate gross unrealized depreciation was $343,643 and the net unrealized appreciation was $170,304,315.

ADR	American Depositary Receipt.
REIT	Real Estate Investment Trust.

3

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

●	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
●	Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;
●	Level 3 – Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund’s investments in securities as of March 31, 2013:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$347,484,075	$0	$0	$347,484,075
Short-Term Investments	0	37,244,451	0	37,244,451
Total Investments in Securities	$347,484,075	$37,244,451	$0	$384,728,526

The Fund follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 of the fair value hierarchy.

The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

The amounts and reasons for all transfers in and out of each level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period. An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

For the period ended March 31, 2013, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Schedule’s investments by category.

Item 2. Controls and Procedures.
(a)
The registrant’s principal executive officer and principal financial officer have concluded that the   registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:
(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	May 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	May 28, 2013